Note 56 - Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events
Disclosure Of Events After Reporting Period Explanatory

56. Subsequent events

On January 31, 2020 it was announced that it was foreseen to submit to the consideration of the corresponding government bodies the proposal of cash payment in a gross amount of euro 0.16 per share to be paid in April 2020 as final dividend for 2019 (see Note 4).

From January 1, 2020 to the date of preparation of these consolidated financial statements, no other subsequent events not mentioned above in these financial statements have taken place that could significantly affect the Group’s earnings or its equity position.